Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Reportable Segments

The following table details revenue and cost of revenues for the Company’s reportable segments for the years ended December 31, 2025, 2024 and 2023, and reconciles to net income (loss) in the consolidated statements of operations:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Reportable segment revenue:
Revenue – sales of products	$4,802	$2,503	$3,116
Revenue – hosting service	366	52	—
Revenue – mining pool	308	69	—
Revenue – mining revenue	1,300	2,919	1,406
Total segment and consolidated revenue	6,776	5,543	4,522
Reportable segment cost of revenue
Cost of revenues – sales of products	4,290	2,276	3,391
Cost of revenues – hosting service	329	38	—
Cost of revenues – mining pool	308	68	—
Cost of revenues – mining revenue	1,392	4,171	3,477
Total segment and consolidated cost of revenues	6,319	6,553	6,868
Reconciling Items:
Selling, general and administrative expenses	(6,837)	(6,257)	(2,703)
Research development expenses	(853)	(642)	(217)
Impairment losses of assets	(138)	—	(1,557)
Other income	1,251	2,023	369
Income tax expense	—	—	—
Net loss	$(6,120)	$(5,886)	$(6,454)